Taxation - Reconciliation of differences between statutory and effective income tax rates (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
Statutory income tax rate	25.00%	25.00%	25.00%
Permanent differences	(6.30%)	(7.10%)	(5.00%)
Effect due to different tax rates applicable to overseas entities	1.00%	0.20%	0.20%
Effect of lower tax rate applicable to HNTEs and EIT exemptions	(10.20%)	(9.50%)	(10.10%)
Change in valuation allowance and others	1.50%	0.60%	1.80%
Effect of withholding income tax	4.30%	4.60%	8.80%
Effective income tax rate	15.30%	13.80%	20.70%